Nicholas Global Equity and Income ETF
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 74.6%		Shares	Value
Freedom 100 Emerging Markets ETF (a)		66,511	$2,679,728
Global X Defense Tech ETF (a)		41,549	2,547,785
Global X MSCI Argentina ETF (a)		28,213	2,333,497
iShares MSCI Germany ETF (a)		16,005	658,606
iShares MSCI India ETF (a)		63,960	3,366,855
iShares MSCI Spain ETF (a)		16,060	718,203
iShares MSCI Sweden ETF (a)		13,845	607,242
VanEck Israel ETF (a)		55,915	2,815,544
Vanguard Dividend Appreciation ETF (a)		27,222	5,609,365
Vanguard Information Technology ETF (a)		15,978	11,032,330
Vanguard Mid-Cap Growth ETF (a)		35,851	10,439,094
Vanguard S&P 500 ETF (a)		12,513	7,270,303
TOTAL EXCHANGE TRADED FUNDS (Cost $46,145,483)			50,078,552

COMMON STOCKS - 24.8%
Auto Manufacturers - 2.0%
Tesla, Inc. (a)(b)		4,428	1,365,020

Commercial Services - 2.9%
Adyen NV - ADR (a)(b)		114,422	1,968,058

Internet - 6.3%
Alphabet, Inc. - Class A (a)		7,074	1,357,501
Amazon.com, Inc. (a)(b)		5,867	1,373,523
Meta Platforms, Inc. - Class A (a)		1,946	1,505,114
			4,236,138

Semiconductors - 8.1%
NVIDIA Corp. (a)		20,983	3,732,246
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)		6,946	1,678,293
			5,410,539

Software - 5.5%
Microsoft Corp. (a)		3,054	1,629,309
Palantir Technologies, Inc. - Class A (a)(b)		13,103	2,074,860
			3,704,169
TOTAL COMMON STOCKS (Cost $13,188,232)			16,683,924

PURCHASED OPTIONS - 0.1%(b)(f)	Notional Amount	Contracts
Call Options - 0.1%(c)(d)			$–
NASDAQ 100 Index, Expiration: 08/04/2025; Exercise Price: $23,500.00	$58,045,300	25	74,750
Russell 2000 Index, Expiration: 08/04/2025; Exercise Price: $2,305.00	30,520,756	138	5,175
S&P 500 Index, Expiration: 08/04/2025; Exercise Price: $6,465.00	53,250,876	84	7,560
TOTAL PURCHASED OPTIONS (Cost $531,548)			87,485

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%		Shares
First American Government Obligations Fund - Class X, 4.23%(a)(e)		535,583	535,583
TOTAL MONEY MARKET FUNDS (Cost $535,583)			535,583

TOTAL INVESTMENTS - 100.3% (Cost $60,400,846)			67,385,544
Liabilities in Excess of Other Assets - (0.3)%			(212,606)
TOTAL NET ASSETS - 100.0%			$67,172,938
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $46,636,770.
(b)	Non-income producing security.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e) (f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025. Held in connection with written option contracts. See Schedule of Written Options for further information.

Nicholas Global Equity and Income ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Call Options - (0.3)% (a)(b)
NASDAQ 100 Index, Expiration: 08/04/2025; Exercise Price: $23,400.00	$(58,045,300)	(25)	$(144,375)
Russell 2000 Index, Expiration: 08/04/2025; Exercise Price: $2,275.00	(30,520,756)	(138)	(24,495)
S&P 500 Index, Expiration: 08/04/2025; Exercise Price: $6,425.00	(53,250,876)	(84)	(30,660)
TOTAL WRITTEN OPTIONS (Premiums received $884,129)			$(199,530)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Nicholas Global Equity and Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$50,078,552	$–	$–	$50,078,552
Common Stocks	16,683,924	–	–	16,683,924
Purchased Options	–	87,485	–	87,485
Money Market Funds	535,583	–	–	535,583
Total Investments	$67,298,059	$87,485	$–	$67,385,544

Liabilities:
Investments:
Written Options	$–	$(199,530)	$–	$(199,530)
Total Investments	$–	$(199,530)	$–	$(199,530)

Refer to the Schedule of Investments for further disaggregation of investment categories.